UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8568

John Hancock Bank and Thrift Opportunity Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock
Bank and Thrift Opportunity Fund

Semiannual Report
4.30.12

Ticker | **BTO**

Portfolio summary

Top 10 Holdings (34.8% of Net Assets on 4-30-12)[1,2]

Wells Fargo & Company	4.4%	SunTrust Banks, Inc.	3.0%

PNC Financial Services Group, Inc.	4.3%	Bank of America Corp.	3.0%

Cullen/Frost Bankers, Inc.	4.2%	SVB Financial Group	3.0%

JPMorgan Chase & Company	3.8%	BB&T Corp.	2.9%

U.S. Bancorp	3.3%	Zions Bancorporation	2.9%

Industry Composition[1,3]

Commercial Banks	79.4%	Diversified Financial Services	8.2%

Thrifts & Mortgage Finance	11.4%	Short-Term Investments & Other	1.0%

1 As a percentage of net assets on 4-30-12

2 Cash and cash equivalents not included.

3 Investments focused on one industry may fluctuate more widely than investments across multiple industries.

6	Bank and Thrift Opportunity Fund | Semiannual report

Fund’s investments

As of 4-30-12 (unaudited)

	Shares	Value
Common Stocks 91.9%		$321,903,077

(Cost $299,515,370)

Financials 91.9%		321,903,077

Commercial Banks 74.4%

1st United Bancorp, Inc. (I)	445,519	2,699,845

Ameris Bancorp (I)	243,266	3,016,498

Anchor Bancorp, Inc. (I)	88,416	937,210

Avenue Bank (R)	300,000	1,599,673

Bank of Marin Bancorp	12,596	466,934

Bar Harbor Bankshares	34,552	1,278,424

BB&T Corp.	322,283	10,325,947

Bond Street Holdings LLC, Class A (I)(S)	291,804	5,252,472

Bridge Capital Holdings (I)	150,564	2,302,124

Bryn Mawr Bank Corp.	80,000	1,719,200

BSB Bancorp, Inc. (I)	87,822	1,057,377

California United Bank (I)	86,082	941,737

Camden National Corp.	36,776	1,195,956

Centerstate Banks, Inc.	362,291	2,912,820

Citizens Republic Bancorp, Inc. (I)	484,565	8,174,612

City Holding Company	39,363	1,312,756

Comerica, Inc.	287,393	9,202,324

Cullen/Frost Bankers, Inc.	251,048	14,801,790

DNB Financial Corp.	78,515	1,089,788

Eastern Virginia Bankshares, Inc. (I)	69,998	269,492

ECB Bancorp, Inc.	27,208	256,027

Evans Bancorp, Inc.	47,032	705,950

Fifth Third Bancorp	452,067	6,432,913

First Bancorp, Inc.	146,499	2,125,700

First California Financial Group, Inc. (I)	325,499	1,777,225

First Horizon National Corp.	180,033	1,652,703

First Merchants Corp.	118,683	1,463,361

First Southern Bancorp, Inc., Class B (I)	78,390	587,925

FirstMerit Corp.	116,586	1,958,645

FNB Corp.	767,513	8,711,273

Glacier Bancorp, Inc.	223,556	3,330,984

Hancock Holding Company	232,176	7,471,424

Heritage Commerce Corp. (I)	387,733	2,613,320

Heritage Financial Corp.	134,466	1,761,505

Heritage Oaks Bancorp (I)	650,719	3,247,088

See notes to financial statements	Semiannual report | Bank and Thrift Opportunity Fund	7

	Shares	Value
Commercial Banks (continued)

Horizon Bancorp	12,864	$323,787

Huntington Bancshares, Inc.	610,005	4,080,933

Independent Bank Corp. — MA	195,961	5,500,625

Intermountain Community Bancorp (I)	1,020,000	1,142,400

KeyCorp	216,866	1,743,603

M&T Bank Corp.	102,651	8,855,702

MB Financial, Inc.	213,354	4,410,027

NewBridge Bancorp. (I)	175,573	765,498

Northrim BanCorp, Inc.	77,232	1,694,470

Pacific Continental Corp.	183,645	1,632,604

Park National Corp.	39,113	2,630,349

Park Sterling Corp. (I)	329,909	1,553,871

Peoples Bancorp, Inc.	64,573	1,187,497

PNC Financial Services Group, Inc.	227,658	15,098,279

Prosperity Bancshares, Inc.	127,654	5,955,059

Sandy Spring Bancorp, Inc.	54,695	985,057

Sierra Bancorp	140,000	1,282,400

Southcoast Financial Corp. (I)	54,757	130,869

Southern First Bancshares Inc (I)	3,453	28,315

Southwest Bancorp, Inc. (I)	156,326	1,421,003

State Bank Financial Corp. (I)	103,998	1,793,966

Sun Bancorp, Inc. (I)	379,715	1,097,376

SunTrust Banks, Inc.	437,631	10,625,681

SVB Financial Group (I)	161,505	10,350,855

Talmer Bancorp, Inc. (I)(S)	505,965	3,833,116

TriCo Bancshares	202,536	3,329,692

Trustmark Corp.	123,537	3,144,017

U.S. Bancorp	359,665	11,570,423

Union First Market Bankshares Corp.	161,746	2,257,974

United Bancorp, Inc. (I)	317,968	1,128,786

Univest Corp. of Pennsylvania	19,000	305,900

Washington Banking Company	67,556	941,731

Washington Trust Bancorp, Inc.	123,905	2,932,831

Wells Fargo & Company	465,800	15,571,694

WesBanco, Inc.	99,295	2,033,562

Westamerica Bancorp.	30,499	1,398,989

Wilshire Bancorp, Inc. (I)	618,257	3,313,858

Zions Bancorporation	492,172	10,035,387

Diversified Financial Services 6.8%

Bank of America Corp.	1,278,555	10,369,081

JPMorgan Chase & Company	307,556	13,218,757

Thrifts & Mortgage Finance 10.7%

Berkshire Hill Bancorp, Inc.	358,903	8,143,509

Cheviot Financial Corp.	111,922	970,364

Citizens South Banking Corp.	343,181	1,715,905

First Defiance Financial Corp.	125,381	2,154,046

First Financial Holdings, Inc.	208,427	2,405,248

Flushing Financial Corp.	187,981	2,449,392

8	Bank and Thrift Opportunity Fund | Semiannual report	See notes to financial statements

			Shares	Value
Thrifts & Mortgage Finance (continued)

Heritage Financial Group, Inc.			95,762	$1,079,238

Hingham Institution for Savings			80,000	4,612,000

Home Federal Bancorp, Inc.			125,986	1,233,403

Homestreet Inc (I)			76,537	2,672,672

Kaiser Federal Financial Group, Inc.			109,586	1,533,108

New York Community Bancorp, Inc.			365,166	4,926,089

Southern Missouri Bancorp, Inc.			29,822	734,218

WSFS Financial Corp.			73,787	2,944,839

			Shares	Value
Preferred Securities 3.8%				$13,380,858

(Cost $12,242,766)

Financials 3.8%				13,380,858

Commercial Banks 1.9%

Banner Corp., 5.000%			4,000	3,621,625

First Republic Bank of San Francisco, 6.700%			20,000	519,200

First Southern Bancorp, Inc. (I)			134	398,572

Monarch Financial Holdings, Inc., Series B, 7.800%			43,339	1,213,492

Southern Community Capital Trust II, 7.950%			38,111	369,677

Zions Bancorporation, Series C, 9.500%			27,646	724,878

Diversified Financial Services 1.3%

Bank of America Corp., Series MER, 8.625%			123,599	3,183,910

Citigroup Capital XII (8.500% to 3-30-15, then
3 month LIBOR + 5.870%)			50,000	1,287,000

Thrifts & Mortgage Finance 0.6%

First Pactrust Bancorp Inc, 7.500% (I)			80,000	2,062,504

		Maturity
	Rate (%)	date	Par value	Value
Corporate Bonds 2.1%				$7,559,744

(Cost $6,960,730)

Financials 2.1%				7,559,744

Commercial Banks 2.1%

Regions Financial Corp.	7.375	12-10-37	$1,869,000	1,831,620

Synovus Financial Corp.	5.125	06-15-17	1,000,000	930,000

Synovus Financial Corp.	7.875	02-15-19	3,000,000	3,176,250

Western Alliance Bancorp	10.000	09-01-15	1,500,000	1,621,874

Capital Preferred Securities 0.1%				$260,384

(Cost $263,539)

Financials 0.1%				260,384

Commercial Banks 0.1%

Banponce Trust I, Series A	8.327	02-01-27	360,000	260,384

See notes to financial statements	Semiannual report | Bank and Thrift Opportunity Fund	9

			Shares	Value
Warrants 1.1%				$3,743,418

(Cost $3,657,202)

Financials 1.1%				3,743,418

Commercial Banks 0.9%

Bank of Marin Bancorp (Expiration Date: 12-5-18, Strike Price: $27.23) (I)			57,849	641,423

Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)(J)			93,762	762,285

Horizon Bancorp (Expiration Date: 12-19-18, Strike Price: $17.68) (I)			118,860	1,591,760

TCF Financial Corp. (Expiration Date: 11-14-18, Strike Price: $16.93) (I)			71,775	153,599

Valley National Bancorp (Expiration Date: 11-14-18, Strike Price: $16.92) (I)(J)			33,222	49,501

Diversified Financial Services 0.1%

Citigroup, Inc. (Expiration Date: 1-4-19; Strike Price: $106.10) (I)			1,045,183	433,751

Thrifts & Mortgage Finance 0.1%

Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I)(J)			27,297	111,099

		Maturity
	Yield (%)	date	Par value	Value
Certificate of Deposit 0.0%				$60,669

(Cost $60,669)

Country Bank for Savings	1.640	08-28-12	$1,879	1,879

First Bank Richmond	2.226	12-05-13	19,076	19,076

First Bank System, Inc.	0.992	04-01-13	4,809	4,816

Framingham Cooperative Bank	1.147	09-08-13	3,862	3,862

Home Bank	0.867	12-04-13	18,442	18,442

Midstate Federal Savings and Loan	1.189	05-27-12	1,935	1,935

Milford Bank	0.995	06-04-13	1,853	1,853

Mount Mckinley Savings Bank	0.400	12-03-12	1,689	1,689

Newburyport Bank	1.250	10-22-12	2,010	2,010

Newton Savings Bank	0.999	05-30-13	1,892	1,892

OBA Federal Savings and Loan	0.750	06-15-13	1,307	1,307

Plymouth Savings Bank	0.600	04-21-13	1,908	1,908

			Par value	Value
Short-Term Investments 0.5%				$1,863,000

(Cost $1,863,000)

Repurchase Agreement 0.5%				1,863,000

Repurchase Agreement with State Street Corp. dated 4-30-12 at
0.010% to be repurchased at $1,863,001 on 5-1-12, collateralized by $1,905,000 Federal Home Loan Bank, 0.700% due 4-24-15
(valued at $1,905,000, including interest)			$1,863,000	1,863,000

Total investments (Cost $324,563,276)† 99.5%				$348,771,150

Other assets and liabilities, net 0.5%				$1,636,687

Total net assets 100.0%				$350,407,837

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

10	Bank and Thrift Opportunity Fund | Semiannual report	See notes to financial statements

Notes to Schedule of Investments

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(J) These securities are issued under the U.S. Treasury Department’s Capital Purchase Program.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

Value as a
	Original		Beginning	Ending	percentage
Issuer,	acquisition	Acquisition	share	share	of Fund’s	Value as of
Description	date	cost	amount	amount	net assets	4-30-12

Avenue Bank	1-29-07	$3,000,000	300,000	300,000	0.46%	$1,599,673

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 4-30-12, the aggregate cost of investment securities for federal income tax purposes was $324,578,821. Net unrealized appreciation aggregated $24,192,329, of which $50,525,201 related to appreciated investment securities and $26,332,872 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Bank and Thrift Opportunity Fund	11

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments, at value (Cost $324,563,276)	$348,771,150
Cash	1,537,183
Receivable for investments sold	20,469
Dividends and interest receivable	313,602
Other receivables and prepaid expenses	97,577

Total assets	350,739,981

Liabilities

Payable for investments purchased	200,541
Payable to affiliates
Administrative services fees	28,470
Trustees’ fees	59,785
Other liabilities and accrued expenses	43,348

Total liabilities	332,144

Net assets

Paid-in capital	$331,427,604
Accumulated distributions in excess of net investment income	(6,219,250)
Accumulated net realized gain on investments	991,609
Net unrealized appreciation (depreciation) on investments	24,207,874

Net assets	$350,407,837

Net asset value per share

Based on 18,713,429 shares of beneficial interest outstanding — unlimited
number of shares authorized with no par value	$18.72

12	Bank and Thrift Opportunity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$3,448,925
Interest	184,215

Total investment income	3,633,140

Expenses

Investment management fees	1,833,576
Administrative services fees	398,508
Transfer agent fees	11,625
Trustees’ fees	24,461
Printing and postage	77,952
Professional fees	26,845
Custodian fees	19,756
Stock exchange listing fees	19,212
Other	12,615

Total expenses	2,424,550
Less expense reductions	(239,104)

Net expenses	2,185,446

Net investment income	1,447,694

Realized and unrealized gain (loss)

Net realized gain on investments	1,007,154

Change in net unrealized appreciation (depreciation) of investments	62,055,920

Net realized and unrealized gain	63,063,074

Increase in net assets from operations	$64,510,768

See notes to financial statements	Semiannual report | Bank and Thrift Opportunity Fund	13

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-12	ended
	(unaudited)	10-31-11

Increase (decrease) in net assets

From operations
Net investment income	$1,447,694	$1,655,834
Net realized gain	1,007,154	16,024,246
Change in net unrealized appreciation (depreciation)	62,055,920	(25,425,998)

Increase (decrease) in net assets resulting from operations	64,510,768	(7,745,918)

Distributions to shareholders
From net investment income	(7,690,492)[1]	(1,743,149)
From net realized gain	—	(16,035,169)

Total distributions	(7,690,492)	(17,778,318)

From Fund share transactions
Repurchased	(4,007,449)	(15,062,318)

Total increase (decrease)	52,812,827	(40,586,554)

Net assets

Beginning of period	297,595,010	338,181,564

End of period	$350,407,837	$297,595,010

Undistributed (accumulated distributions in excess of) net
investment income	($6,219,250)	$23,548

Share activity

Shares outstanding
Beginning of period	18,989,764	20,005,815
Repurchased	(276,335)	(1,016,051)

End of period	18,713,429	18,989,764

1 A portion of the distributions may be deemed a tax return of capital at year-end.

14	Bank and Thrift Opportunity Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

COMMON SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08	10-31-07

Per share operating performance

Net asset value, beginning of period	$15.67	$16.90	$16.28	$20.81	$35.08	$42.28
Net investment income[2]	0.08	0.08	0.07	0.29	0.62	0.64
Net realized and unrealized gain (loss)
on investments	3.36	(0.49)	1.19	(3.63)	(8.94)	(3.52)
Total from investment operations	3.44	(0.41)	1.26	(3.34)	(8.32)	(2.88)
Less distributions to
common shareholders
From net investment income	(0.41)[3]	(0.09)	(0.06)	(0.29)	(0.68)	(0.60)
From net realized gain	—	(0.82)	(0.67)	—	(4.76)	(3.72)
From tax return of capital	—	—	—	(0.94)	(0.51)	—
Total distributions	(0.41)	(0.91)	(0.73)	(1.23)	(5.95)	(4.32)
Anti-dilutive impact of repurchase plan	0.02[4]	0.09[4]	0.09[4]	0.04[4]	—	—
Net asset value, end of period	$18.72	$15.67	$16.90	$16.28	$20.81	$35.08
Per share market value, end of period	$17.14	$14.29	$15.02	$13.30	$17.80	$30.96
Total return at net asset value (%)[5,6]	22.66[7]	(1.81)	8.82	(13.78)	(24.38)	(6.93)
Total return at market value (%)[6]	23.15[7]	0.76	18.38	(17.65)	(26.67)	(11.41)

Ratios and supplemental data

Net assets applicable to common shares,
end of period (in millions)	$350	$298	$338	$339	$439	$740
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.52[8]	1.52	1.51	1.55	1.49	1.44
Expenses net of fee waivers and credits	1.37[8]	1.37	1.36	1.40	1.34	1.29
Net investment income	0.91[8]	0.48	0.39	1.88	2.51	1.61
Portfolio turnover (%)	9	23	34	37	27	21

1 Six months ended 4-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 A portion of the distributions may be deemed a tax return of capital at year-end.
4 The repurchase plan was completed at an average repurchase price of $14.32, $14.82, $15.04 and $12.99 for 276,335, 1,016,051, 803,485 and 290,700 shares, and $4,007,449, $15,062,318, $12,088,382 and $3,776,593 for the period ended 4-30-12 and the years ended 10-31-11, 10-31-10 and 10-31-09, respectively.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.
7 Not annualized.
8 Annualized.

See notes to financial statements	Semiannual report | Bank and Thrift Opportunity Fund	15

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Bank and Thrift Opportunity Fund (the Fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

16	Bank and Thrift Opportunity Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Commercial Banks	$260,741,208	$250,055,947	—	$10,685,261
Diversified Financial
Services	23,587,838	23,587,838	—	—
Thrifts & Mortgage
Finance	37,574,031	37,574,031	—	—
Preferred Securities
Commercial Banks	6,847,444	2,827,247	$3,621,625	398,572
Diversified Financial
Services	4,470,910	4,470,910	—	—
Commercial Banks	2,062,504	—	2,062,504	—
Corporate Bonds
Commercial Banks	7,559,744	—	7,559,744	—
Capital Preferred
Securities
Commercial Banks	260,384	—	260,384	—
Warrants	3,743,418	1,510,235	2,233,183	—
Certificates of Deposit	60,669	—	60,669	—
Short-Term Investments	1,863,000	—	1,863,000	—

Total Investments in
Securities	$348,771,150	$320,026,208	$17,661,109	$11,083,833

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended April 30, 2012, there were no significant transfers into or out of Level 1 or Level 2.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

INVESTMENTS IN SECURITIES	COMMON STOCKS	PREFERRED STOCKS	TOTAL

Balance as of 10-31-11	$4,284,675	$497,681	$4,782,356
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized
appreciation (depreciation)	801,154	(99,109)	702,045
Purchases	—	—	—
Sales	346,960	—	346,960
Transfers into Level 3	5,252,472	—	5,252,472
Transfers out of Level 3	—	—	—
Balance as of 4-30-12	$10,685,261	$398,572	$11,083,833
Change in unrealized at period end*	$801,154	($99,109)	$702,045

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices

Semiannual report | Bank and Thrift Opportunity Fund	17

are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Overdrafts. Pursuant to the custodian agreement, the Fund’s custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Managed distribution plan. On March 12, 2010, the Board of Trustees approved the adoption of a managed distribution plan (the Distribution Plan). Under the Distribution Plan, the Fund makes quarterly distributions of an amount equal to 1.25% of the Fund’s net asset value, based upon an

18	Bank and Thrift Opportunity Fund | Semiannual report

annual rate of 5% as of each measuring date. The amount of each quarterly distribution will be determined based on the net asset value of the Fund at the close of the NYSE on the last business day of the month ending two months prior to each quarterly declaration date.

Distributions under the Distribution Plan may consist of net investment income, net realized capital gains and, to the extent necessary, return of capital. Return of capital distributions may be necessary when the Fund’s net investment income and net capital gains are insufficient to meet the minimum percentage dividend. In addition, the Fund also may make additional distributions to avoid federal income and excise taxes. The final determinations of tax characteristics of the Fund’s distributions will occur at the end of the year and will subsequently be reported to shareholders. A portion of the distributions paid may be deemed a tax return of capital for the year ended October 31, 2012.

The Board of Trustees may terminate or reduce the amount distributed under the Distribution Plan at any time. The termination or reduction may have an adverse effect on the market price of the Fund’s shares.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays distributions quarterly pursuant to its managed distribution plan described above.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. The Adviser is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment advisory agreement with the Adviser under which the Fund pays a daily management fee to the Adviser at an annual rate of 1.15% of the Fund’s average daily net assets. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

Semiannual report | Bank and Thrift Opportunity Fund	19

Administrative services. The Fund has an administration agreement with the Adviser under which the Adviser provides certain administrative services to the Fund and oversees operational activities of the Fund. The compensation for the year was at an annual rate of 0.25% of the average weekly net assets of the Fund. The Adviser agreed to limit the administrative services fee to 0.10% of the Fund’s average weekly net assets. Accordingly, the expense reductions related to administrative services fees amounted to $239,104 for the six months ended April 30, 2012. The Adviser reserves the right to terminate this limitation in the future with the Trustee’s approval. The administrative services fees incurred for the six months ended April 30, 2012 amounted to an annual rate of 0.10% of the Fund’s average daily net assets.

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Fund share transactions

In May 2009, the Board of Trustees approved a share repurchase plan, which was subsequently reviewed and approved by the Board of Trustees each year in December. Under the current share repurchase plan, the Fund may purchase in the open market up to 10% of its outstanding common shares as of December 31, 2011. The plan will remain in effect between January 1, 2012 and December 31, 2012.

During the six months ended April 30, 2012 and the year ended October 31, 2011, the Fund repurchased 1.47% and 5.08%, respectively, of its common shares outstanding under the repurchase plan. The weighted average discount per share on these repurchases amount to 10.4% and 10.4% for the six months ended April 30, 2012 and the year ended October 31, 2011, respectively. Shares repurchased and corresponding dollar amounts are included on the Statement of changes in net assets.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $28,327,638 and $33,162,937, respectively, for the six months ended April 30, 2012.

Note 7 — Industry or sector risk

From time to time the Fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the Fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the Fund will be less diversified than a more broadly diversified fund, and it may cause the Fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the Fund’s net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts.

20	Bank and Thrift Opportunity Fund | Semiannual report

Additional information

Unaudited

Investment objective and policy

The Fund is a closed-end diversified management investment company, shares of which were initially offered to the public on August 23, 1994, and are publicly traded on the New York Stock Exchange. The Fund’s investment objective is to provide a high level of total return consisting of long-term capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of U.S. regional banks and thrifts and holding companies that primarily own or receive a substantial portion of their income from regional banks or thrifts. “Net assets” is defined as net assets plus borrowings for investment purposes. “Primarily owned” means that the bank or financial holding company derives a substantial portion of its business from U.S. regional banks or thrifts as determined by the Adviser, based upon generally accepted measures such as revenues, asset size and number of employees. U.S. regional banks or thrifts are ones that provide full-service banking (i.e., savings accounts, checking accounts, commercial lending and real estate lending) and whose assets are primarily of domestic origin. The Fund will notify shareholders at least 60 days prior to any change in this 80% investment policy.

The Fund may invest in investment-grade debt securities as well as debt securities rated BB or below by Standard & Poor’s Ratings group (Standard & Poor’s) or Ba or below by Moody’s Investors Service, Inc. (Moody’s) or, if unrated by such rating organizations, determined by the Adviser to be of comparable quality.

Dividends and distributions

During the six months ended April 30, 2012, distributions totaling $0.4090 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

PAYMENT DATE	DISTRIBUTIONS[1]

December 30, 2011	$0.1959
March 30, 2012	0.2131
Total	$0.4090

1 A portion of the distributions may be deemed a tax return of capital at year-end.

Dividend reinvestment plan

The Fund’s Dividend Reinvestment Plan (the Plan) provides that distributions of dividends and capital gains are automatically reinvested in common shares of the Fund by Computershare Trust Company, N.A. (formerly known as The Bank of New York Mellon) (the Plan Agent). Every shareholder holding at least one full share of the Fund is entitled to participate in the Plan. In addition, every shareholder who became a shareholder of the Fund after June 30, 2011 and holds at least one full share of the Fund will be automatically enrolled in the Plan. Shareholders may withdraw from the Plan at any time and shareholders who do not participate in the Plan will receive all distributions in cash.

If the Fund declares a dividend or distribution, participants will receive shares purchased by the Plan Agent on participants’ behalf on the New York Stock Exchange (the NYSE) or otherwise on the open market. Whenever shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently $0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested.

The reinvestment of dividends and net capital gains distributions does not relieve participants of any income tax that may be payable on such dividends or distributions.

Semiannual report | Bank and Thrift Opportunity Fund	21

Shareholders participating in the Plan may buy additional shares of the Fund through the Plan at any time in amounts of at least $50 per investment, up to a maximum of $10,000, with a total calendar year limit of $100,000. Shareholders will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. Purchases of additional shares of the Fund will be made on the open market. Shareholders who elect to utilize monthly electronic fund transfers to buy additional shares of the Fund will be charged a $2 transaction fee plus $0.05 per share brokerage trading fee for each automatic purchase. Shareholders can also sell Fund shares held in the Plan account at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.computershare.com and clicking on EquityAccess & More. The Plan Agent will mail a check to you (less applicable brokerage trading fees) on settlement date, which is three business days after your shares have been sold. If you choose to sell your shares through your stockbroker, you will need to request that the Plan Agent electronically transfer your shares to your stockbroker through the Direct Registration System.

Shareholders participating in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.computershare.com and clicking on EquityAccess & More. Such termination will be effective immediately if the notice is received by the Plan Agent prior to any dividend or distribution record date; otherwise, such termination will be effective on the first trading day after the payment date for such dividend or distribution, with respect to any subsequent dividend or distribution. If you withdraw, your shares will be credited to your account; or, if you wish, the Plan Agent will sell your full and fractional shares and send you the proceeds, less a transaction fee of $5.00 and less brokerage trading fees of $0.05 per share. If a shareholder does not maintain at least one whole share of common stock in the Plan account, the Plan Agent may terminate such shareholder’s participation in the Plan after written notice. Upon termination, shareholders will be sent a check for the cash value of any fractional share in the Plan account, less any applicable broker commissions and taxes.

Shareholders who hold at least one full share of the Fund may join the Plan by notifying the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.computershare.com and clicking on EquityAccess & More. If received in proper form by the Plan Agent before the record date of a dividend, the election will be effective with respect to all dividends paid after such record date. If you wish to participate in the Plan and your shares are held in the name of a brokerage firm, bank or other nominee, please contact your nominee to see if it will participate in the Plan for you. If you wish to participate in the Plan, but your brokerage firm, bank or other nominee is unable to participate on your behalf, you will need to request that your shares be re-registered in your own name, or you will not be able to participate. The Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by you as representing the total amount registered in your name and held for your account by your nominee.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund and the Plan Agent reserve the right to amend or terminate the Plan. Participants generally will receive written notice at least 90 days before the effective date of any amendment. In the case of termination, participants will receive written notice at least 90 days before the record date for the payment of any dividend or distribution by the Fund.

All correspondence or requests for additional information about the Plan should be directed to Computershare Trust Company, N.A., at the address stated below or by calling 1-800-852-0218, 1-201-680-6578 (For International Telephone Inquiries), and 1-201-680-6610 (For the Hearing Impaired (TDD)).

22	Bank and Thrift Opportunity Fund | Semiannual report

Shareholder communication and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Computershare Trust Company, N.A.
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310–1900
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Shareholder meeting

The Fund held its Annual Meeting of Shareholders on January 20, 2012. The following action was taken by the shareholders:

Proposal: Election of three (3) Trustees to serve for a three-year term ending at the Annual Meeting of Shareholders in 2015 or such earlier date as required by the by-laws of the Fund. Each nominee was reelected by the Fund’s shareholders and the votes cast with respect to each Trustee are set forth below.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Stanley Martin	15,172,397	1,164,606
John A. Moore	15,156,618	1,180,385
John G. Vrysen	15,187,016	1,149,987

As of the Annual Meeting date, the terms of office of the following seven Trustees of the Fund had not ended and they remained in office: James F. Carlin, William H. Cunningham, Deborah C. Jackson, Hugh McHaffie, Patti McGill Peterson, Steven R. Pruchansky and Gregory A. Russo. Subsequent to the Annual Meeting date, Mr. Carlin resigned from the Board.

Semiannual report | Bank and Thrift Opportunity Fund	23

More information

Trustees	Officers	Investment adviser
Steven R. Pruchansky	Keith F. Hartstein	John Hancock Advisers, LLC
Chairman	President and
William H. Cunningham	Chief Executive Officer	Subadviser
Deborah C. Jackson		John Hancock Asset Management
Stanley Martin*	Andrew G. Arnott	a division of Manulife Asset
Hugh McHaffie†	Senior Vice President and	Management (US) LLC
Dr. John A. Moore*	Chief Operating Officer
Vice Chairman		Custodian
Patti McGill Peterson*	Thomas M. Kinzler	State Street Bank and
Gregory A. Russo	Secretary and Chief Legal Officer	Trust Company
John G. Vrysen†
	Francis V. Knox, Jr.	Transfer agent
*Member of the	Chief Compliance Officer	Computershare Shareowner
Audit Committee		Services, LLC
†Non-Independent Trustee	Charles A. Rizzo
	Chief Financial Officer	Legal counsel
K&L Gates LLP
Salvatore Schiavone
	Treasurer	Stock symbol
Listed New York Stock
Exchange: BTO

For shareholder assistance refer to page 23

You can also contact us:
1-800-852-0218	Regular mail:
jhfunds.com	Computershare Shareowner Services, LLC
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310-1900

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-852-0218.

The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

24	Bank and Thrift Opportunity Fund | Semiannual report

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

1-800-852-0218
1-800-231-5469 TDD
1-800-843-0090 EASI-Line
www.jhfunds.com

P90SA 4/12
6/12

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

			Total number of	Maximum number of
			shares purchased	shares that may yet
	Total number of	Average price per	as part of publicly	be purchased under
Period	shares purchased	share	announced plans*	the plans

Nov-11	75,000	$13.853	75,000	1,155,591

Dec-11	80,400	$13.791	155,400	1,883,436*

Jan-12	120,935	$15.377	276,335	1,762,501

Feb-12	-	-	276,335	1,762,501

Mar-12	-	-	276,335	1,762,501

Apr-12	-	-	276,335	1,762,501

Total	276,335	$14.502

*In May 2009, the Board of Trustees approved a share repurchase plan, which was subsequently renewed in December
2009, December 2010 and December 2011. Under the current share repurchase plan, the Fund may purchase in the open market up to 10% of its outstanding common shares as of December 31, 2011. The plan renewed by the Board in
December 2011 will remain in effect between January 1, 2012 and December 31, 2012.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bank and Thrift Opportunity Fund

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	June 26, 2012

By:	/s/ Charles A. Rizzo
---------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	June 26, 2012